Deposits and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Deposits and Other Current Assets, Net [Abstract]
Schedule of Deposits and Other Current Assets, Net

Deposits and other current assets, net consisted of the following:

	As of March 31,
	2025	2024
Deposits	$82,929	$18,608
Other current assets	1,110	—
Interest receivable	1,535	—
Less: allowance for expected credit loss	(302)	(54)
	$85,272	$18,554

Schedule of Movement of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of March 31,
	2025	2024
Balance at beginning of the year	$54	$72
Provision	247	(18)
Exchange difference	1	—
Balance at end of the year	$302	$54